SVB Agreement - Additional information (Detail) - Silicon Valley Bank [Member] $ / shares in Units, shares in Thousands, $ in Millions	Dec. 31, 2022 USD ($) $ / shares shares
Line of Credit Facility [Line Items]
Maximum borrowing capacity under the credit facility	$ 15.0
Line of credit	$ 0.0
Number of securities into which the class of warrant or right may be converted | shares	162,000
Exercise price per share or per unit of warrants or rights outstanding | $ / shares	$ 0.58
Expiration date of outstanding warrant	Jan. 21, 2031
Fair value of warrant	$ 0.1